Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2021 $ / shares
Property, Plant and Equipment [Line Items]
Share capital increased	€ 50,000
Common Stock, Shares Authorized | shares	59,700,000	59,700,000
Common Stock, Shares, Outstanding | shares	18,216,858	18,216,858
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Percent	20.00%	12.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	€ 4,100,000	€ 3,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | € / shares	€ 1
Class of warrant or right exercisable percentage of warrants or rights	125.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 14.375
Deferred offering costs		156,261
IPO [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Value, Other	3,900,000
Deferred offering costs	€ 3,931,557	156,000
Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years
Electronic Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	based on the shorter of the life of the leasehold improvement or the remaining term of the lease.
Maximum [Member]
Property, Plant and Equipment [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	€ 4,000,000.0	€ 3,000,000.0
Equity Incentive Plan 2021 - 2025 [Member]
Property, Plant and Equipment [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares	2,700,000